LOANS TO THIRD PARTIES-SHORT TERM (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
LOANS TO THIRD PARTIES-SHORT TERM
Loans to third parties-short term	¥ 145,778,591	$ 20,846,061	¥ 141,564,073
Working fund to third party companies
LOANS TO THIRD PARTIES-SHORT TERM
Loans to third parties-short term	¥ 145,778,591	$ 20,846,061	¥ 141,564,073